WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 23.9% (a)	Shares	Value
Crude & Refined Products - 5.4%
Genesis Energy, L.P.	2,337,603	$ 24,124,063
MPLX, L.P.	652,727	23,217,499
		47,341,562
Energy - 15.6%
Energy Transfer, L.P.	6,207,196	87,086,961
Enterprise Products Partners, L.P.	1,530,106	41,879,001
NuStar Energy, L.P.	361,800	6,309,792
		135,275,754
Gathering & Processing - 2.9%
Crestwood Equity Partners, L.P.	161,133	4,713,140
Western Midstream Partners, L.P.	743,161	20,236,274
		24,949,414

Total Master Limited Partnerships (Cost $147,002,239)		$ 207,566,730

MLP RELATED COMPANIES - 75.6%	Shares	Value
Crude & Refined Products - 17.5%
Enbridge, Inc.	2,197,095	$ 72,921,583
Gibson Energy, Inc.	2,310,364	33,050,398
Plains GP Holdings, L.P. - Class A (b)	2,889,153	46,573,146
		152,545,127
Energy - 8.6%
Array Technologies, Inc. (b)	178,200	3,954,258
DT Midstream, Inc.	718,529	38,024,554
EMG Utica I Offshore Co-Investment, L.P. (b)(c)(d)(e)	16,000,000	9,003,200
Enphase Energy, Inc. (b)	73,131	8,786,689
Excelerate Energy, Inc. - Class A	162,739	2,773,073
Pembina Pipeline Corporation	344,462	10,354,528
Shoals Technologies Group, Inc. - Class A (b)	52,200	952,650
Sunnova Energy International, Inc. (b)	67,889	710,798
		74,559,750
Gathering & Processing - 14.4%
Antero Midstream Corporation	1,601,063	19,180,735
EnLink Midstream, LLC (b)	1,700,072	20,774,880

WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 75.6% (Continued)	Shares	Value
Gathering & Processing - 14.4% (Continued)
Hess Midstream, L.P. - Class A	710,661	$ 20,701,555
Targa Resources Corporation	750,420	64,326,002
		124,983,172
Liquefied Natural Gas - 8.8%
Cheniere Energy, Inc.	462,047	76,681,320

Natural Gas Liquids Infrastructure - 9.1%
Keyera Corporation	620,796	14,575,616
ONEOK, Inc.	665,125	42,188,901
Pembina Pipeline Corporation	763,766	22,965,163
		79,729,680
Natural Gas Pipelines - 15.6%
Equitrans Midstream Corporation	4,563,434	42,759,377
Kinder Morgan, Inc.	2,910,226	48,251,546
TC Energy Corporation	99,650	3,428,957
Williams Companies, Inc. (The)	1,225,891	41,300,268
		135,740,148
Renewable Energy Infrastructure - 1.6%
Bloom Energy Corporation - Class A (b)	206,499	2,738,177
First Solar, Inc. (b)	9,600	1,551,264
Plug Power, Inc. (b)	141,967	1,078,949
SolarEdge Technologies, Inc. (b)	39,967	5,176,126
Sunrun, Inc. (b)	256,235	3,218,312
		13,762,828

Total MLP Related Companies (Cost $528,683,788)		$ 658,002,025

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.0% (f)	Shares	Value
Renewable Energy Infrastructure - 0.0% (f)
TortoiseEcofin Acquisition Corporation III - Founder Shares (b)(c)(d)(e)
(Cost $315)	104,850	$315

WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 5.26% (g) (Cost $3,465,119)	3,465,119	$ 3,465,119

Investments at Value - 99.9% (Cost $679,151,461)		$ 869,034,189

Other Assets in Excess of Liabilities - 0.1%		957,101

Net Assets - 100.0%		$ 869,991,290

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	Non-income producing security.
(c)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees and represents 1.0% of net assets.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of September 30, 2023.

WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2023 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Cheniere Energy, Inc., 10/23/23	$ 180 .00	489	$ 8,115,444	$ 22,494
Cheniere Energy, Inc., 10/23/23	185 .00	790	13,110,840	13,430
EnLink Midstream, LLC, 10/20/23	13 .00	17,000	20,774,000	255,000
Hess Midstream, L.P. - Class A, 10/23/23	30 .00	1,688	4,917,144	42,200
Kinder Morgan, Inc., 10/02/23	18 .00	7,540	12,501,320	7,540
NuStar Energy L.P., 10/23/23	17 .50	3,618	6,309,792	126,630
Shoals Technologies Group, Inc., - Class A, 10/23/23	25 .00	522	952,650	2,610
Sunrun, Inc., 10/23/23	20 .00	1,024	1,286,144	3,072
Western Midstream Partners, 10/23/23	29 .00	1,690	4,601,870	20,280
Total Written Option Contracts			$ 72,569,204	$ 493,256
(Premiums $653,951)

The average monthly notional value of written option contracts during the nine months ended September 30, 2023 was $139,101,655.

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Australia - 3.9%
GPT Group (The)	136,081	$ 338,814
Scentre Group	209,852	329,697
		668,511
Canada - 5.1%
Granite Real Estate Investment Trust	16,600	880,940

France - 3.1%
Gecina S.A.	5,219	532,091

Germany - 1.1%
Vonovia SE	8,230	197,167

Hong Kong - 2.9%
Link REIT	35,476	173,466
Sun Hung Kai Properties Ltd.	15,996	170,681
Swire Properties Ltd.	76,000	158,063
		502,210
Japan - 11.3%
Mitsubishi Estate Company Ltd.	38,782	505,947
Mitsui Fudosan Company Ltd.	22,414	493,643
Sumitomo Realty & Development Company Ltd.	18,127	470,602
Tokyo Tatemono Company Ltd.	35,781	494,711
		1,964,903
Singapore - 4.0%
CapitaLand Investment Ltd.	309,298	698,836

Spain - 3.0%
Inmobiliaria Colonial Socimi S.A.	30,208	171,294
Merlin Properties Socimi S.A.	40,770	343,014
		514,308
Sweden - 3.1%
Fastighets AB Balder - B Shares (a)	62,567	280,492
Hufvudstaden AB - Class A	22,728	251,052
		531,544

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Switzerland - 4.1%
Swiss Prime Site AG	7,857	$ 719,267

United Kingdom - 1.0%
Segro plc	19,474	170,270

United States - 54.3%
Alexandria Real Estate Equities, Inc.	5,000	500,500
Americold Realty Trust, Inc.	21,200	644,692
Apple Hospitality REIT, Inc.	50,414	773,351
Crown Castle, Inc.	5,156	474,506
Digital Realty Trust, Inc.	5,750	695,865
Equinix, Inc.	900	653,634
Equity Residential	6,000	352,260
Extra Space Storage, Inc.	4,000	486,320
Federal Realty Investment Trust	5,500	498,465
Gaming and Leisure Properties, Inc.	13,400	610,370
Host Hotels & Resorts, Inc.	33,198	533,492
Iron Mountain, Inc.	11,200	665,840
Phillips Edison & Company, Inc.	19,500	654,030
Prologis, Inc.	5,200	583,492
VICI Properties, Inc.	19,400	564,540
Welltower, Inc.	9,000	737,280
		9,428,637

Total Common Stocks (Cost $17,304,472)		$ 16,808,684

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Government Obligations Fund - Class X, 5.26% (b) (Cost $485,136)	485,136	$ 485,136

Investments at Value - 99.7% (Cost $17,789,608)		$ 17,293,820

Other Assets in Excess of Liabilities - 0.3%		59,084

Net Assets - 100.0%		$ 17,352,904

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

AB	- Aktiebolag
AG	- Aktiengesellschaft
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Societe Anonyme
SE	- Societe Europaea

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 28.3%	Shares	Value
Real Estate Investment Trusts (REITs) - 28.3%
Data Centers - 2.3%
Digital Realty Trust, Inc.	46,105	$ 5,579,627

Financial Services - 2.4%
W.P. Carey, Inc.	110,000	5,948,800

Hotels - 5.0%
Apple Hospitality REIT, Inc.	438,000	6,718,920
Gaming and Leisure Properties, Inc.	123,100	5,607,205
		12,326,125
Industrial - 2.4%
Americold Realty Trust, Inc.	195,000	5,929,950

Manufactured Homes - 1.5%
Sun Communities, Inc.	32,000	3,786,880

Office - 1.9%
COPT Defense Properties	200,000	4,766,000

Residential - 1.8%
Equity Residential	75,000	4,403,250

Retail - 1.8%
Federal Realty Investment Trust	50,000	4,531,500

Shopping Centers - 1.9%
Phillips Edison & Company, Inc.	136,500	4,578,210

Specialized - 4.8%
Crown Castle, Inc.	52,652	4,845,564
Outfront Media, Inc.	699,455	7,064,495
		11,910,059
Storage - 2.5%
Extra Space Storage, Inc.	50,000	6,079,000

Total Common Stocks (Cost $77,195,000)		$ 69,839,401

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 69.0%	Shares	Value
Financials - 1.3%
Banking - 1.3%
Associated Banc-Corp - Series E, 5.88%	62,206	$ 1,074,298
Associated Banc-Corp - Series F, 5.63%	125,000	2,087,500
		3,161,798
Real Estate Investment Trusts (REITs) - 67.7%
Apartments - 3.6%
Centerspace - Series C, 6.63%	180,400	4,406,270
Vinebrook Homes Trust, Inc. - Series B, 9.50%	180,000	4,500,000
		8,906,270
Data Centers - 3.7%
DigitalBridge Group, Inc. - Series H, 7.13%	240,000	5,256,000
DigitalBridge Group, Inc. - Series I, 7.15%	182,155	3,879,901
		9,135,901
Diversified - 4.9%
Armada Hoffler Properties, Inc. - Series A, 6.75%	320,000	6,752,000
CTO Realty Growth, Inc. - Series A, 6.38%	297,333	5,438,221
		12,190,221
Healthcare - 3.2%
Global Medical REIT, Inc. - Series A, 7.50%	311,134	7,856,133

Hotels - 20.4%
Chatham Lodging Trust - Series A, 6.63%	190,000	3,879,800
DiamondRock Hospitality Company - Series A, 8.25%	66,410	1,692,791
Hersha Hospitality Trust - Series C, 6.88%	56,364	1,391,064
Hersha Hospitality Trust - Series D, 6.50%	110,000	2,722,500
Hersha Hospitality Trust - Series E, 6.50%	167,564	4,145,533
Pebblebrook Hotel Trust - Series E, 6.38%	62,559	1,250,554
Pebblebrook Hotel Trust - Series F, 6.30%	242,066	4,821,955
Pebblebrook Hotel Trust - Series G, 6.38%	250,000	4,922,500
Pebblebrook Hotel Trust - Series H, 5.70%	249,548	4,596,674
RLJ Lodging Trust - Series A, 7.80%	375,000	9,018,750
Summit Hotel Properties, Inc. - Series E, 6.25%	283,000	5,549,630
Summit Hotel Properties, Inc. - Series F, 5.88%	158,938	2,929,227

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 69.0% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 67.7% (Continued)
Hotels - 20.4% (Continued)
Sunstone Hotel Investors, Inc. - Series H, 6.13%	166,508	$ 3,539,960
		50,460,938
Industrial - 3.5%
LXP Industrial Trust - Series C, 6.50%	190,000	8,563,300

Manufactured Homes - 1.0%
UMH Properties, Inc., 6.38%	111,895	2,352,033

Mortgage - 1.7%
KKR Real Estate Finance Trust, Inc. - Series A, 6.50%	258,285	4,210,046

Residential - 3.7%
American Homes 4 Rent - Series G, 5.88%	345,000	7,503,750
American Homes 4 Rent - Series H, 6.25%	71,000	1,598,210
		9,101,960
Retail - 5.0%
Regency Centers Corporation - Series A, 6.25% (a)	322,000	7,889,000
Regency Centers Corporation - Series B, 5.88% (a)	190,000	4,539,100
		12,428,100
Shopping Centers - 8.2%
RPT Realty - Series D, 7.25%	180,000	9,154,800
Saul Centers, Inc. - Series D, 6.13%	381,000	8,001,000
Saul Centers, Inc. - Series E, 6.00%	125,000	2,637,500
SITE Centers Corporation - Series A, 6.38%	25,000	569,500
		20,362,800
Single Tenant - 1.1%
Spirit Realty Capital, Inc. - Series A, 6.00%	130,000	2,737,800

Specialized - 4.3%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	166,838	850,874
EPR Properties - Series C, 5.75%	31,000	579,080
EPR Properties - Series E, 9.00%	280,000	7,173,600

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 69.0% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 67.7% (Continued)
Specialized - 4.3% (Continued)
EPR Properties - Series G, 5.75%	107,775	$ 2,001,382
		10,604,936
Storage - 3.4%
National Storage Affiliates Trust - Series A, 6.00%	370,000	8,306,500

Total Preferred Stocks (Cost $178,443,319)		$ 170,378,736

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Government Obligations Fund - Class X, 5.26% (b)	4,926,530	$ 4,926,530
(Cost $4,926,530)

Investments at Value - 99.3% (Cost $260,564,849)		$ 245,144,667

Other Assets in Excess of Liabilities - 0.7%		1,674,960

Net Assets - 100.0%		$ 246,819,627

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

REIT	- Real Estate Investment Trust

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 24.3%	Shares	Value
Invesco S&P 500 Equal Weight ETF
(Cost $65,117,985)	425,574	$ 60,299,580

MONEY MARKET FUNDS - 74.1%	Shares	Value
First American Government Obligations Fund - Class X, 5.26% (a) (Cost $184,315,170)	184,315,170	$ 184,315,170

Investments at Value - 98.4% (Cost $249,433,155)		$ 244,614,750

Other Assets in Excess of Liabilities - 1.6%		4,082,239

Net Assets - 100.0%		$ 248,696,989

(a)	The rate shown is the 7-day effective yield as of September 30, 2023.

ETF	- Exchange-Traded Funds
S&P	- Standard & Poor

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
E-Mini S&P 500® Futures	294	12/18/23	$ 63,584,850	$ 1,717,810

The average monthly notional value of futures sold short during the nine months ended September 30, 2023 was $9,584,106.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

MONEY MARKET FUNDS - 99.3%	Shares	Value
First American Government Obligations Fund - Class X, 5.26% (a) (Cost $76,909,371)	76,909,371	$ 76,909,371

Other Assets in Excess of Liabilities - 0.7%		530,719

Net Assets - 100.0%		$ 77,440,090

(a)	The rate shown is the 7-day effective yield as of September 30, 2023.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
E-Mini S&P 500® Futures	67	12/18/2023	$ 14,490,425	$ 133,155

The average monthly notional value of futures contracts during the nine months ended September 30, 2023 was $24,385,083.